Metropolitan Life Insurance Company

200 Park Avenue

New York, NY 10166-0005

May 3, 2023

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Metropolitan Life Insurance Company

       Metropolitan Life Separate Account UL

       File Nos. 033-47927/811-06025

       Equity Advantage VUL and Flexible Premium Multifunded Life

Insurance Policy

       Rule 497(j) Certification

Ladies and Gentlemen:

On behalf of Metropolitan Life Insurance Company (the “Company”) and Metropolitan Life Separate Account UL (the “Separate Account”), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of the Prospectus and Statement of Additional Information (“SAI”), both dated May 1, 2023, being used for certain flexible premium variable universal life insurance policies offered by the Company through the Separate Account and otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the Prospectus and SAI contained in Post-Effective Amendment No. 37 for the Separate Account filed electronically with the Commission on April 19, 2023.

If you have any questions, please contact me at (212) 578-9071.

Sincerely,

/s/ Robin Wagner
Robin Wagner, Esq.
Associate General Counsel
Metropolitan Life Insurance Company